13. STOCK COMPENSATION (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Stock Compensation Transaction #1
Sale of Stock, Description of Transaction	The Company issued 3,333 common shares of the Company to each of Yvonne Rattray and Neville Brown for services as directors of the Company
Stock Issued During Period, Shares, New Issues | shares	3,333
Sale of Stock, Transaction Date	Feb. 07, 2024
Sale of Stock, Price Per Share | $ / shares	$ 4.8
Stock Compensation Transaction #2
Sale of Stock, Description of Transaction	ZenaTech paid directors a total of 201,692 shares of common stock
Stock Issued During Period, Shares, New Issues | shares	201,692
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #3
Sale of Stock, Description of Transaction	ZenaTech issued 100,000 common shares of the Company to Shaun Passley, PhD on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	100,000
Sale of Stock, Transaction Date	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #4
Sale of Stock, Description of Transaction	ZenaTech issued 28,248 common shares of the Company to Craig Passley on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	28,248
Sale of Stock, Transaction Date	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #5
Sale of Stock, Description of Transaction	ZenaTech issued 28,248 common shares of the Company to James Sherman on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	28,248
Sale of Stock, Transaction Date	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #6
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Paul Piekos on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #7
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Thomas Burns on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #8
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Neville Brown on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #9
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Yvonne Rattray on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77